PORTFOLIO OF INVESTMENTS (Consolidated)
Columbia India Consumer ETF
December 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
| 1
Notes to Consolidated Portfolio of Investments
Common Stocks - 102.9%
Issuer Shares Value ($)
Consumer Discretionary - 58.4%
Bajaj Auto Ltd. 84,208 3,680,775
Balkrishna Industries Ltd. 65,557 2,049,019
Bharat Forge Ltd. 203,375 1,909,249
Bosch Ltd. 21,183 4,935,651
Crompton Greaves Consumer Electricals
Ltd. 433,292 2,549,834
Eicher Motors Ltd. 109,465 3,816,773
Hero MotoCorp Ltd. 94,157 3,118,611
Jubilant Foodworks Ltd. 61,964 2,993,435
Mahindra & Mahindra Ltd. 368,633 4,151,455
Maruti Suzuki India Ltd. 44,457 4,441,445
Motherson Sumi Systems Ltd. 968,733 2,910,018
MRF Ltd. 1,842 1,817,279
Page Industries Ltd. 3,951 2,148,438
Relaxo Footwears Ltd. 51,806 915,335
Tata Motors Ltd.
(a)
993,469 6,447,101
Titan Co. Ltd. 212,800 7,220,852
TVS Motor Co. Ltd. 138,571 1,168,807
Whirlpool of India Ltd. 26,291 623,095
Total 56,897,172
Consumer Staples - 44.5%
Avenue Supermarts Ltd.
(a),(b)
100,812 6,335,294
Britannia Industries Ltd. 91,862 4,456,198
Common Stocks (continued)
Issuer Shares Value ($)
Colgate-Palmolive India Ltd. 110,275 2,197,470
Dabur India Ltd. 463,689 3,618,221
Godrej Consumer Products Ltd.
(a)
311,678 4,060,143
Hindustan Unilever Ltd. 143,089 4,543,062
ITC Ltd. 1,537,408 4,509,704
Marico Ltd. 436,526 3,010,468
Nestle India Ltd. 18,866 5,001,204
Procter & Gamble Hygiene & Health Care
Ltd. 7,865 1,635,659
United Breweries Ltd. 50,935 1,086,766
United Spirits Ltd.
(a)
236,127 2,853,289
Total 43,307,478
Total Common Stocks
(Cost: $61,433,812) 100,204,650
Money Market Funds - 0.2%
Issuer Shares Value ($)
Goldman Sachs Financial Square Funds
— Treasury Instruments Fund, Institutional
Shares, 0.006%
(c)
153,807 153,807
Total Money Market Funds
(Cost: $153,807) 153,807
Total Investments in Securities
(Cost: $61,587,619) 100,358,457
Other Assets & Liabilities, Net (2,988,367)
Net Assets 97,370,090
(a) Non-income producing investment.
(b) Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2021, the total value of these securities amounted to $6,335,294, which represents 6.51% of total net assets.
(c) The rate shown is the seven-day current annualized yield at December 31, 2021.
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

3QT279_03_M01_(02/22)
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